Subsequent Events - Business Combination (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	May 09, 2024 USD ($) tranche $ / shares shares	Jan. 01, 2024 shares	Jan. 01, 2022 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Aug. 07, 2024 USD ($)	Jan. 01, 2023 shares
Subsequent Events
Transaction costs | $								$ 325,000
Stock based compensation, incremental costs | $	$ 7,784,200
Common stock, shares issued				122,096,270	122,096,270	69,242,940	68,845,564
Stock Issued at Closing				39,923,611	39,923,611
Common stock, shares outstanding				122,096,270	122,096,270	69,242,940	68,845,564
Outstanding Principal Balances of SAFE Notes Before Closing | $				$ 42,557,000	$ 42,557,000	$ 42,557,000
Legacy Oklo Common Stock Issuable (in shares)					1,386,983	1,386,983
Exercise of stock options (in shares)						397,376
Class A Common Stock
Subsequent Events
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Common stock, shares outstanding	122,096,270
Exercise of stock options (in shares)				0	1,345,625	1,345,625
Class A Common Stock | Legacy Oklo common stock options
Subsequent Events
Exercise of stock options (in shares)			2,621,573			397,376	878,572
Legacy Oklo Stockholders | Class A Common Stock
Subsequent Events
Common stock, shares issued			28,043,381						28,921,953
Shares issued	70,588,565
Common stock, shares outstanding	78,996,459
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares)	8,407,894
Exchange ratio	6.062
Shares issued on conversion of debt	8,407,894
Exercise of stock options (in shares)			28,043,381		1,345,625	8,407,894	39,923,611
Legacy Oklo Stockholders | Class A Common Stock | Legacy Oklo common stock options
Subsequent Events
Exercise of stock options (in shares)						397,376
AltC Sponsor LLC
Subsequent Events
Founder shares, vesting period	5 years
Earnout shares fair value | $	$ 261,715,800
Business Combination, Founder Shares, Fair Value Disclosure | $	226,218,800
Deemed dividend impact in APIC | $	$ 0
Remaining earnout shares	15,000,000
Unvested founder shares	12,500,000
AltC Sponsor LLC | Class A Common Stock
Subsequent Events
Founder shares to be vested	12,500,000
Founder shares to be vested, Number of tranches | tranche	4
Shares issued to sponsor in exchange	1,450,000
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I
Subsequent Events
Founder shares to be vested	6,250,000
Founder shares to be vested, Stock price trigger | $ / shares	$ 10.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 10.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II
Subsequent Events
Founder shares to be vested	3,125,000
Founder shares to be vested, Stock price trigger | $ / shares	$ 12.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 12.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III
Subsequent Events
Founder shares to be vested	1,562,500
Founder shares to be vested, Stock price trigger | $ / shares	$ 14.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 14.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV
Subsequent Events
Founder shares to be vested	1,562,500
Founder shares to be vested, Stock price trigger | $ / shares	$ 16.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 16.00
AltC
Subsequent Events
Share issue price | $ / shares	$ 18.23
AltC | Class A Common Stock
Subsequent Events
Percent of shares subject to vesting and forfeiture conditions	10.00%
Shares issued to sponsor in exchange	1,450,000
AltC | AltC Sponsor LLC | Class A Common Stock
Subsequent Events
Common stock, shares outstanding	29,149,811
AltC | AltC Stockholders | Class A Common Stock
Subsequent Events
Common stock, shares outstanding	13,950,000
AltC | AltC Public Stockholders | Class A Common Stock
Subsequent Events
Common stock, shares outstanding	43,099,811
Legacy Oklo | Class A Common Stock
Subsequent Events
Earnout shares issuable	15,000,000
Earnout shares, Number of tranches	3
Common stock, shares outstanding	4,771,025		4,626,094
Exchange Ratio	6.062
Exchange ratio	6.062
Number of shares exchanged	78,996,459
Shares reserved for issuance for options assumed	10,432,749
Shares reserved for issuance for earnout shares	15,000,000
Legacy Oklo | Class A Common Stock | Earnout Triggering Event I
Subsequent Events
Earnout shares issuable	7,500,000
Earnout shares, Stock price trigger | $ / shares	$ 12.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event I | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 12.00
Legacy Oklo | Class A Common Stock | Earnout Triggering Event II
Subsequent Events
Earnout shares issuable	5,000,000
Earnout shares, Stock price trigger | $ / shares	$ 14.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event II | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 14.00
Legacy Oklo | Class A Common Stock | Earnout Triggering Event III
Subsequent Events
Earnout shares issuable	2,500,000
Earnout shares, Stock price trigger | $ / shares	$ 16.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event III | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 16.00
Legacy Oklo | AltC
Subsequent Events
Net cash from the Business Combination | $						$ 260,859,623
Legacy Oklo | AltC | Class A Common Stock
Subsequent Events
Transaction costs | $	$ 14,661,884
Share issue price | $ / shares	$ 10.00
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares)					8,407,894	8,407,894
Shares issued on conversion of debt					8,407,894	8,407,894
Legacy Oklo SAFEs
Subsequent Events
Outstanding Principal Balances of SAFE Notes Before Closing | $				$ 0	$ 0	$ 32,325,000
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000
Subsequent Events
Debt valuation cap | $				300,000,000	300,000,000	300,000,000
Outstanding Principal Balances of SAFE Notes Before Closing | $				$ 13,994,800	$ 13,994,800	$ 13,994,800
Legacy Oklo Price Per Share Upon Conversion (in dollars per share) | $ / shares				$ 22.445945	$ 22.445945	$ 22.445945
Legacy Oklo Common Stock Issuable (in shares)					623,487	623,487
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000 | Legacy Oklo | AltC
Subsequent Events
Exchange Ratio				6.062	6.062	6.062
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000 | Legacy Oklo | AltC | Class A Common Stock
Subsequent Events
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares)					3,779,578	3,779,578
Shares issued on conversion of debt					3,779,578	3,779,578
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000
Subsequent Events
Debt valuation cap | $				$ 500,000,000	$ 500,000,000	$ 500,000,000
Outstanding Principal Balances of SAFE Notes Before Closing | $				$ 28,562,200	$ 28,562,200	$ 28,562,200
Legacy Oklo Price Per Share Upon Conversion (in dollars per share) | $ / shares				$ 37.409909	$ 37.409909	$ 37.409909
Legacy Oklo Common Stock Issuable (in shares)					763,496	763,496
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000 | Legacy Oklo | AltC
Subsequent Events
Exchange Ratio				6.062	6.062	6.062
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000 | Legacy Oklo | AltC | Class A Common Stock
Subsequent Events
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares)					4,628,316	4,628,316
Shares issued on conversion of debt					4,628,316	4,628,316
Subsequent Event
Subsequent Events
Stock based compensation, incremental costs | $	$ 7,784,200
Exercise of stock options (in shares)		221,977
Subsequent Event | Class A Common Stock
Subsequent Events
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Subsequent Event | Legacy Oklo Stockholders
Subsequent Events
Stock Issued at Closing	39,923,611
Subsequent Event | Legacy Oklo Stockholders | Class A Common Stock
Subsequent Events
Common stock, shares issued	67,966,992
Subsequent Event | AltC Sponsor LLC
Subsequent Events
Founder shares, vesting period	5 years
Earnout shares fair value | $	$ 261,715,800
Business Combination, Founder Shares, Fair Value Disclosure | $	226,218,800
Deemed dividend impact in APIC | $	$ 0
Remaining earnout shares	15,000,000
Unvested founder shares	12,500,000
Subsequent Event | AltC Sponsor LLC | Class A Common Stock
Subsequent Events
Founder shares to be vested	12,500,000
Founder shares to be vested, Number of tranches | tranche	4
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I
Subsequent Events
Founder shares to be vested	6,250,000
Founder shares to be vested, Stock price trigger | $ / shares	$ 10.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 10.00
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II
Subsequent Events
Founder shares to be vested	3,125,000
Founder shares to be vested, Stock price trigger | $ / shares	$ 12.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 12.00
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III
Subsequent Events
Founder shares to be vested	1,562,500
Founder shares to be vested, Stock price trigger | $ / shares	$ 14.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 14.00
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV
Subsequent Events
Founder shares to be vested	1,562,500
Founder shares to be vested, Stock price trigger | $ / shares	$ 16.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
Subsequent Event | AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV | Maximum
Subsequent Events
Founder shares to be vested, Stock price trigger | $ / shares	$ 16.00
Subsequent Event | AltC
Subsequent Events
Share issue price | $ / shares	$ 18.23
Subsequent Event | AltC | Class A Common Stock
Subsequent Events
Percent of shares subject to vesting and forfeiture conditions	10.00%
Subsequent Event | Legacy Oklo | Class A Common Stock
Subsequent Events
Earnout shares issuable	15,000,000
Earnout shares, Number of tranches	3
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event I
Subsequent Events
Earnout shares issuable	7,500,000
Earnout shares, Stock price trigger | $ / shares	$ 12.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event I | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 12.00
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event II
Subsequent Events
Earnout shares issuable	5,000,000
Earnout shares, Stock price trigger | $ / shares	$ 14.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event II | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 14.00
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event III
Subsequent Events
Earnout shares issuable	2,500,000
Earnout shares, Stock price trigger | $ / shares	$ 16.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Subsequent Event | Legacy Oklo | Class A Common Stock | Earnout Triggering Event III | Maximum
Subsequent Events
Earnout shares, Stock price trigger | $ / shares	$ 16.00
Subsequent Event | Legacy Oklo | AltC
Subsequent Events
Net cash from the Business Combination | $	$ 260,859,623
Transaction costs | $	14,661,884
Amount of business acquisition transaction | $	$ 3,709,542
Subsequent Event | Legacy Oklo | AltC | Class A Common Stock
Subsequent Events
Share issue price | $ / shares	$ 10.00